Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	COSCIENS Biopharma Inc.
Entity Central Index Key	0001113423
Entity Address, Address Line One	c/o Borden Ladner Gervais, LLP
Entity Address, Address Line Two	22 Adelaide St. West, Suite 3400
Entity Address, Address Line Three	Bay Adelaide Centre, East Tower
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 4E3